UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28

Date of reporting period: May 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Diversified Income Fund

5/31/10
Quarterly portfolio holdings

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10

Issuer	Shares/Par	Value ($)
Bonds – 55.7%
Aerospace – 0.5%
BE Aerospace, Inc., 8.5%, 2018	$135,000	$139,704
Bombardier, Inc., 7.5%, 2018 (n)	430,000	434,300
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	240,000	201,000
Oshkosh Corp., 8.25%, 2017	60,000	61,800
Oshkosh Corp., 8.5%, 2020	80,000	82,800
Spirit AeroSystems Holdings, Inc., 7.5%, 2017	65,000	64,025

		$983,629

Agency - Other – 1.5%
Financing Corp., 9.4%, 2018	$965,000	$1,341,474
Financing Corp., 10.35%, 2018	715,000	1,054,727
Financing Corp., STRIPS, 0%, 2017	860,000	655,514

		$3,051,715

Airlines – 0.2%
American Airlines Pass-Through Trust, 7.377%, 2019	$106,779	$86,491
Continental Airlines, Inc., 7.339%, 2014	345,178	322,742
Delta Air Lines, Inc., 7.711%, 2011	70,000	69,300

		$478,533

Apparel Manufacturers – 0.2%
Hanesbrands, Inc., 8%, 2016	$215,000	$218,225
Phillips-Van Heusen Corp., 7.375%, 2020	110,000	110,550

		$328,775

Asset-Backed & Securitized – 0.3%
Citigroup Commercial Mortgage Trust, FRN, 5.699%, 2049	$198,555	$41,002
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	199,556	188,819
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049	124,877	116,817
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.962%, 2051	105,201	105,989
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.747%, 2050	66,000	49,151
Wachovia Bank Commercial Mortgage Trust, FRN, 5.753%, 2047	116,771	20,461

		$522,239

Automotive – 1.0%
Allison Transmission, Inc., 11%, 2015 (n)	$170,000	$177,650
Allison Transmission, Inc., 11.25%, 2015 (n)(p)	159,000	166,950
Ford Motor Credit Co. LLC, 12%, 2015	870,000	1,013,533
General Motors Corp., 7.125%, 2013 (d)	300,000	97,500
Goodyear Tire & Rubber Co., 9%, 2015	185,000	189,625
Goodyear Tire & Rubber Co., 10.5%, 2016	330,000	349,800

		$1,995,058

Basic Industry – 0.1%
TriMas Corp., 9.75%, 2017 (n)	$155,000	$157,325
Broadcasting – 1.5%
Allbritton Communications Co., 8%, 2018 (n)	$95,000	$89,775
Bonten Media Acquisition Co., 9%, 2015 (p)(z)	274,210	147,239
Gray Television, Inc., 10.5%, 2015 (z)	65,000	61,425
Inmarsat Finance PLC, 7.375%, 2017 (n)	210,000	209,475
Intelsat Jackson Holdings Ltd., 9.5%, 2016	505,000	520,150
Lamar Media Corp., 6.625%, 2015	250,000	237,500
LBI Media, Inc., 8.5%, 2017 (z)	125,000	106,250
LIN TV Corp., 6.5%, 2013	280,000	271,250
Local TV Finance LLC, 9.25%, 2015 (p)(z)	253,125	193,219
Newport Television LLC, 13%, 2017 (n)(p)	248,563	198,902
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)	243,778	216,800
Nexstar Broadcasting Group, Inc., 7%, 2014	80,000	71,300
Salem Communications Corp., 9.625%, 2016	47,000	47,588

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	$80,000	$79,200
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	155,000	150,350
Univision Communications, Inc., 12%, 2014 (n)	80,000	86,000
Univision Communications, Inc., 9.75%, 2015 (n)(p)	326,335	269,553
Young Broadcasting, Inc., 8.75%, 2014 (d)	110,000	220

		$2,956,196

Brokerage & Asset Managers – 0.3%
E*TRADE Financial Corp., 7.875%, 2015	$135,000	$124,200
Janus Capital Group, Inc., 6.95%, 2017	290,000	296,453
Nuveen Investments, Inc., 10.5%, 2015	160,000	144,000

		$564,653

Building – 0.9%
Associated Materials, Inc., 11.25%, 2014	$295,000	$293,525
Building Materials Holding Corp., 7%, 2020 (n)	60,000	59,400
CEMEX Finance LLC, 9.5%, 2016 (n)	870,000	793,875
Masco Corp., 7.125%, 2020	70,000	67,815
Nortek, Inc., 11%, 2013	301,200	313,248
Owens Corning, 9%, 2019	125,000	144,244
Ply Gem Industries, Inc., 11.75%, 2013	100,000	102,500

		$1,774,607

Business Services – 0.4%
First Data Corp., 9.875%, 2015	$340,000	$277,100
First Data Corp., 11.25%, 2016	80,000	51,200
Iron Mountain, Inc., 6.625%, 2016	190,000	187,150
Iron Mountain, Inc., 8.375%, 2021	70,000	71,050
SunGard Data Systems, Inc., 10.25%, 2015	227,000	229,554
Terremark Worldwide, Inc., 12%, 2017 (n)	35,000	39,725

		$855,779

Cable TV – 0.8%
Cablevision Systems Corp., 8.625%, 2017 (n)	$115,000	$115,575
CCH II LLC/CCH II Capital Corp., 13.5%, 2016	55,000	63,044
Charter Communications Holding Co. LLC, 10.875%, 2014 (n)	80,000	87,400
Charter Communications Holding Co. LLC, 7.875%, 2018 (n)	45,000	44,156
Charter Communications Holding Co. LLC, 8.125%, 2020 (n)	30,000	29,700
CSC Holdings, Inc., 8.5%, 2014 (n)	225,000	234,000
CSC Holdings, Inc., 8.5%, 2015 (n)	210,000	217,350
Echostar Corp., 7.125%, 2016	85,000	83,300
Mediacom LLC, 9.125%, 2019 (n)	150,000	148,500
Videotron LTEE, 6.875%, 2014	110,000	109,450
Virgin Media Finance PLC, 9.125%, 2016	300,000	303,375
Virgin Media Finance PLC, 9.5%, 2016	100,000	102,500

		$1,538,350

Chemicals – 0.8%
Ashland, Inc., 9.125%, 2017	$275,000	$301,125
Hexion Finance Escrow LLC, 8.875%, 2018 (n)	170,000	157,250
Hexion Specialty Chemicals, Inc., 9.75%, 2014	135,000	128,925
Lyondell Chemical Co., 11%, 2018	110,286	116,903
Momentive Performance Materials, Inc., 12.5%, 2014 (n)	209,000	225,720
Momentive Performance Materials, Inc., 11.5%, 2016	94,000	84,130
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	100,000	96,500
Solutia, Inc., 7.875%, 2020	380,000	378,100

		$1,488,653

Computer Software - Systems – 0.1%
DuPont Fabros Technology, Inc., 8.5%, 2017 (n)	$275,000	$277,750

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Construction – 0.1%
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)	$210,000	$212,100

Consumer Products – 0.4%
ACCO Brands Corp., 10.625%, 2015	$20,000	$21,650
ACCO Brands Corp., 7.625%, 2015	70,000	65,100
Central Garden & Pet Co., 8.25%, 2018	105,000	103,950
Easton-Bell Sports, Inc., 9.75%, 2016 (n)	85,000	87,763
Jarden Corp., 7.5%, 2017	110,000	107,800
Libbey Glass, Inc., 10%, 2015 (n)	355,000	368,313
Visant Holding Corp., 8.75%, 2013	110,000	110,825

		$865,401

Consumer Services – 0.8%
KAR Holdings, Inc., 10%, 2015	$235,000	$235,588
KAR Holdings, Inc., FRN, 4.344%, 2014	425,000	383,563
Realogy Corp., 10.5%, 2014	70,000	59,500
Service Corp. International, 7.375%, 2014	120,000	121,200
Service Corp. International, 7%, 2017	225,000	218,250
Ticketmaster Entertainment, Inc., 10.75%, 2016	430,000	466,550

		$1,484,651

Containers – 0.5%
Graham Packaging Holdings Co., 9.875%, 2014	$565,000	$569,238
Greif, Inc., 6.75%, 2017	220,000	215,325
Owens-Illinois, Inc., 7.375%, 2016	60,000	61,050
Reynolds Group, 7.75%, 2016 (n)	100,000	99,000

		$944,613

Defense Electronics – 0.1%
ManTech International Corp., 7.25%, 2018 (z)	$115,000	$115,288

Electronics – 0.3%
Freescale Semiconductor, Inc., 8.875%, 2014	$65,000	$58,663
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	170,000	176,375
Freescale Semiconductor, Inc., 9.25%, 2018 (z)	110,000	109,175
Jabil Circuit, Inc., 7.75%, 2016	140,000	143,150
NXP B.V./NXP Funding LLC, 7.875%, 2014	85,000	78,413

		$565,776

Emerging Market Quasi-Sovereign – 2.8%
BNDES Participacoes S.A., 6.5%, 2019 (n)	$248,000	$255,440
Ecopetrol S.A., 7.625%, 2019	201,000	223,613
Gaz Capital S.A., 8.125%, 2014 (n)	784,000	834,960
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	680,000	809,200
Majapahit Holding B.V., 7.75%, 2020 (n)	638,000	671,495
Pemex Project Funding Master Trust, 6.625%, 2035	351,000	343,979
Petrobras International Finance Co., 7.875%, 2019	942,000	1,065,703
Petroleos Mexicanos, 8%, 2019	160,000	184,400
Petroleos Mexicanos, 6%, 2020 (n)	223,000	225,788
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	101,000	110,595
Qtel International Finance Ltd., 7.875%, 2019 (n)	252,000	282,870
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	504,000	532,224

		$5,540,267

Emerging Market Sovereign – 4.6%
Dominican Republic, 7.5%, 2021 (n)	$100,000	$98,625
Kingdom of Bahrain, 5.5%, 2020 (n)	100,000	97,966
Republic of Argentina, FRN, 0.389%, 2012	331,838	288,499
Republic of Colombia, 7.375%, 2017	374,000	429,165
Republic of Colombia, 7.375%, 2019	233,000	268,533

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Colombia, 7.375%, 2037	$348,000	$384,540
Republic of Colombia, 6.125%, 2041	906,000	860,700
Republic of Indonesia, 8.5%, 2035	770,000	954,800
Republic of Panama, 8.875%, 2027	427,000	572,180
Republic of Panama, 9.375%, 2029	388,000	537,380
Republic of Peru, 7.35%, 2025	308,000	360,360
Republic of Peru, 6.55%, 2037	444,000	478,632
Republic of Philippines, 6.5%, 2020	100,000	108,875
Republic of Philippines, 7.75%, 2031	389,000	450,734
Republic of Philippines, 6.375%, 2034	409,000	407,978
Republic of Turkey, 7.25%, 2015	657,000	739,125
Republic of Turkey, 7.5%, 2017	100,000	114,000
Republic of Turkey, 6.875%, 2036	372,000	378,510
Republic of Uruguay, 8%, 2022	426,000	500,550
Republic of Uruguay, 7.625%, 2036	560,000	630,000
United Mexican States, 5.625%, 2017	306,000	328,185
United Mexican States, 5.95%, 2019	48,000	51,720

		$9,041,057

Energy - Independent – 1.5%
ATP Oil & Gas Corp., 11.875%, 2015 (z)	$50,000	$39,250
Chaparral Energy, Inc., 8.875%, 2017	195,000	176,475
Chesapeake Energy Corp., 9.5%, 2015	15,000	16,238
Chesapeake Energy Corp., 6.875%, 2016	250,000	255,625
Hilcorp Energy I LP, 9%, 2016 (n)	240,000	243,600
Newfield Exploration Co., 6.625%, 2016	500,000	497,500
OPTI Canada, Inc., 8.25%, 2014	230,000	196,650
Penn Virginia Corp., 10.375%, 2016	130,000	138,450
Petrohawk Energy Corp., 10.5%, 2014	95,000	100,463
Pioneer Natural Resources Co., 6.875%, 2018	150,000	146,214
Pioneer Natural Resources Co., 7.5%, 2020	165,000	164,990
Plains Exploration & Production Co., 7%, 2017	305,000	279,075
Quicksilver Resources, Inc., 8.25%, 2015	150,000	146,250
Quicksilver Resources, Inc., 9.125%, 2019	50,000	50,125
Range Resources Corp., 8%, 2019	155,000	159,650
SandRidge Energy, Inc., 8%, 2018 (n)	185,000	165,575
Southwestern Energy Co., 7.5%, 2018	150,000	157,500

		$2,933,630

Energy - Integrated – 0.4%
CCL Finance Ltd., 9.5%, 2014 (n)	$561,000	$614,295
TNK-BP Finance S.A., 6.25%, 2015 (n)	267,000	264,330

		$878,625

Entertainment – 0.2%
AMC Entertainment, Inc., 11%, 2016	$200,000	$205,000
AMC Entertainment, Inc., 8.75%, 2019	165,000	166,650
Cinemark USA, Inc., 8.625%, 2019	110,000	111,100

		$482,750

Financial Institutions – 1.0%
CIT Group, Inc., 7%, 2014	$190,000	$178,600
CIT Group, Inc., 7%, 2017	745,000	672,363
CIT Group, Inc., 10.25%, 2017	115,000	117,875
GMAC, Inc., 6.75%, 2014	320,000	304,800
GMAC, Inc., 8%, 2031	312,000	283,920
International Lease Finance Corp., 5.625%, 2013	235,000	206,213
International Lease Finance Corp., 8.75%, 2017 (n)	265,000	242,475

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Financial Institutions – continued
Nationstar Mortgage LLC, 10.875%, 2015 (z)		$70,000	$59,850

			$2,066,096

Food & Beverages – 0.7%
ARAMARK Corp., 8.5%, 2015		$160,000	$159,600
B&G Foods, Inc., 7.625%, 2018		115,000	114,713
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)		205,000	201,925
Constellation Brands, Inc., 7.25%, 2016		295,000	293,525
Del Monte Foods Co., 6.75%, 2015		300,000	300,750
Pinnacle Foods Finance LLC, 9.25%, 2015		190,000	189,525
Smithfield Foods, Inc., 7.75%, 2017		80,000	75,200
TreeHouse Foods, Inc., 7.75%, 2018		120,000	122,700

			$1,457,938

Forest & Paper Products – 1.0%
Boise, Inc., 8%, 2020 (n)		$150,000	$151,125
Cascades, Inc., 7.75%, 2017 (n)		100,000	96,500
Fibria Overseas Finance Ltd., 7.5%, 2020 (n)		222,000	217,560
Georgia-Pacific Corp., 7.125%, 2017 (n)		140,000	139,300
Georgia-Pacific Corp., 8%, 2024		270,000	281,475
Georgia-Pacific Corp., 7.25%, 2028		45,000	42,750
Graphic Packaging International Corp., 9.5%, 2013		145,000	147,538
Grupo Papelero Scribe S.A., 8.875%, 2020 (n)		130,000	107,088
Jefferson Smurfit Corp., 8.25%, 2012 (d)		130,000	110,175
JSG Funding PLC, 7.75%, 2015		10,000	9,738
Millar Western Forest Products Ltd., 7.75%, 2013		585,000	514,800
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	100,000	121,701
Votorantim Participacoes S.A., 6.75%, 2021 (n)		$116,000	113,970

			$2,053,720

Gaming & Lodging – 1.4%
Ameristar Casinos, Inc., 9.25%, 2014		$70,000	$71,750
FelCor Lodging Trust, Inc., 10%, 2014		65,000	65,000
Firekeepers Development Authority, 13.875%, 2015 (n)		145,000	166,025
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		505,000	5,681
Gaylord Entertainment Co., 6.75%, 2014		215,000	198,875
GWR Operating Partnership LLP, 10.875%, 2017 (z)		110,000	107,938
Harrah’s Operating Co., Inc., 11.25%, 2017		140,000	146,650
Harrah’s Operating Co., Inc., 10%, 2018		82,000	64,780
Host Hotels & Resorts, Inc., 6.75%, 2016		225,000	220,500
Host Hotels & Resorts, Inc., 9%, 2017 (n)		45,000	47,700
MGM Mirage, 10.375%, 2014 (n)		35,000	37,188
MGM Mirage, 7.5%, 2016		190,000	152,000
MGM Mirage, 11.125%, 2017 (n)		85,000	92,013
MGM Mirage, 11.375%, 2018 (n)		220,000	203,500
MGM Mirage, 9%, 2020 (z)		140,000	140,350
Midwest Gaming, Inc., 11.625%, 2016 (n)		40,000	39,000
Penn National Gaming, Inc., 8.75%, 2019 (n)		150,000	152,250
Pinnacle Entertainment, Inc., 7.5%, 2015		125,000	116,250
Royal Caribbean Cruises Ltd., 7%, 2013		55,000	54,106
Royal Caribbean Cruises Ltd., 11.875%, 2015		145,000	164,575
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		315,000	311,063
Station Casinos, Inc., 6%, 2012 (d)		95,000	5,938
Station Casinos, Inc., 6.5%, 2014 (d)		440,000	3,850
Station Casinos, Inc., 6.875%, 2016 (d)		475,000	4,156
Wyndham Worldwide Corp., 6%, 2016		110,000	106,767

			$2,677,905

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Industrial – 0.4%
Altra Holdings, Inc., 8.125%, 2016 (n)	$100,000	$99,750
Aquilex Corp., 11.125%, 2016 (n)	35,000	35,000
Baldor Electric Co., 8.625%, 2017	255,000	259,463
Great Lakes Dredge & Dock Corp., 7.75%, 2013	120,000	119,850
Johnsondiversey Holdings, Inc., 8.25%, 2019 (n)	100,000	102,500
RBS Global, Inc. & Rexnord LLC, 8.5%, 2018 (n)	80,000	76,000

		$692,563

Insurance – 0.5%
American International Group, Inc., 8.175% to 2038, FRN to 2058	$550,000	$429,000
ING Groep N.V., 5.775% to 2015, FRN to 2049	415,000	303,900
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	300,000	327,000

		$1,059,900

Insurance - Property & Casualty – 0.3%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)	$450,000	$481,500
USI Holdings Corp., 9.75%, 2015 (z)	205,000	186,550

		$668,050

Local Authorities – 0.1%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$115,000	$121,141
University of California Rev. (Build America Bonds), 5.77%, 2043	60,000	60,182
Utah Transit Authority Sales Tax Rev. (Build America Bonds), “B”, 5.937%, 2039	20,000	21,735

		$203,058

Machinery & Tools – 0.4%
Case Corp., 7.25%, 2016	$85,000	$85,425
Case New Holland, Inc., 7.125%, 2014	455,000	455,000
Rental Service Corp., 9.5%, 2014	190,000	180,500

		$720,925

Major Banks – 0.8%
Banco PanAmericano S.A., 8.5%, 2020 (n)	$153,000	$155,678
Bank of America Corp., 8% to 2018, FRN to 2049	660,000	634,484
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	435,000	442,504
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	100,000	65,000
Royal Bank of Scotland Group PLC, FRN, 7.648%, 2049	285,000	213,750

		$1,511,416

Medical & Health Technology & Services – 2.4%
Biomet, Inc., 10%, 2017	$120,000	$126,900
Biomet, Inc., 11.625%, 2017	140,000	149,450
Community Health Systems, Inc., 8.875%, 2015	320,000	327,600
Cooper Cos., Inc., 7.125%, 2015	115,000	113,850
DaVita, Inc., 6.625%, 2013	76,000	75,430
DaVita, Inc., 7.25%, 2015	300,000	298,500
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	175,000	190,750
HCA, Inc., 6.375%, 2015	165,000	151,388
HCA, Inc., 9.25%, 2016	1,410,000	1,476,975
HealthSouth Corp., 8.125%, 2020	220,000	213,400
Psychiatric Solutions, Inc., 7.75%, 2015	155,000	158,875
Tenet Healthcare Corp., 9.25%, 2015	260,000	267,150
U.S. Oncology, Inc., 10.75%, 2014	185,000	188,931
United Surgical Partners International, Inc., 8.875%, 2017	45,000	45,000
United Surgical Partners International, Inc., 9.25%, 2017 (p)	70,000	69,475
Universal Hospital Services, Inc., 8.5%, 2015 (p)	205,000	196,800
Universal Hospital Services, Inc., FRN, 3.859%, 2015	65,000	53,950
Vanguard Health Systems, Inc., 8%, 2018	185,000	175,750

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
VWR Funding, Inc., 10.25%, 2015 (p)	$417,218	$421,391

		$4,701,565

Metals & Mining – 1.1%
Bumi Capital Pte Ltd., 12%, 2016 (n)	$120,000	$122,400
Cloud Peak Energy, Inc., 8.25%, 2017 (n)	120,000	118,500
Cloud Peak Energy, Inc., 8.5%, 2019 (n)	120,000	119,400
CONSOL Energy, Inc., 8%, 2017 (n)	320,000	325,200
CONSOL Energy, Inc., 8.25%, 2020 (n)	70,000	71,488
FMG Finance Ltd., 10.625%, 2016 (n)	165,000	181,500
Gerdau Holdings, Inc., 7%, 2020 (n)	530,000	536,625
Peabody Energy Corp., “B”, 6.875%, 2013	335,000	336,675
Southern Copper Corp., 6.75%, 2040	115,000	114,169
Teck Resources Ltd., 10.25%, 2016	40,000	47,000
Teck Resources Ltd., 10.75%, 2019	115,000	138,575
U.S. Steel Corp., 7.375%, 2020	110,000	107,525

		$2,219,057

Mortgage-Backed – 9.4%
Fannie Mae, 5.503%, 2011	$39,000	$40,999
Fannie Mae, 6.088%, 2011	62,000	64,755
Fannie Mae, 4.35%, 2013	178,199	188,140
Fannie Mae, 4.374%, 2013	127,072	134,181
Fannie Mae, 4.518%, 2013	118,492	125,003
Fannie Mae, 5.145%, 2013	54,212	58,436
Fannie Mae, 5.37%, 2013	94,414	100,323
Fannie Mae, 4.777%, 2014	81,043	86,125
Fannie Mae, 4.88%, 2014	100,325	108,069
Fannie Mae, 4.935%, 2014	162,562	174,774
Fannie Mae, 4.56%, 2015	73,751	78,503
Fannie Mae, 4.565%, 2015	123,530	131,329
Fannie Mae, 4.6%, 2015	27,816	29,619
Fannie Mae, 4.69%, 2015	194,305	207,973
Fannie Mae, 4.7%, 2015	145,411	155,536
Fannie Mae, 4.78%, 2015	82,520	88,488
Fannie Mae, 4.79%, 2015	124,631	133,637
Fannie Mae, 4.81%, 2015	185,829	200,377
Fannie Mae, 4.85%, 2015	179,189	192,873
Fannie Mae, 4.856%, 2015	64,995	69,478
Fannie Mae, 4.86%, 2015	161,073	173,469
Fannie Mae, 5.034%, 2015	64,644	69,969
Fannie Mae, 4.5%, 2016 - 2029	1,104,287	1,165,536
Fannie Mae, 5.09%, 2016	65,950	71,694
Fannie Mae, 5.395%, 2016	108,772	120,093
Fannie Mae, 5.424%, 2016	126,684	139,778
Fannie Mae, 5.845%, 2016	55,589	61,570
Fannie Mae, 5.93%, 2016	116,901	131,925
Fannie Mae, 5.5%, 2017 - 2038	4,138,129	4,424,926
Fannie Mae, 5.507%, 2017	68,252	75,949
Fannie Mae, 6%, 2017 - 2037	1,786,620	1,939,273
Fannie Mae, 6.5%, 2017 - 2037	196,962	214,661
Fannie Mae, 5.161%, 2018	184,567	201,739
Fannie Mae, 4.67%, 2019	28,000	29,562
Fannie Mae, 4.83%, 2019	74,384	79,364
Fannie Mae, 4.875%, 2019	116,701	126,102
Fannie Mae, 5%, 2019 - 2039	1,003,393	1,050,253
Fannie Mae, 5.05%, 2019	24,788	26,822

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 4.5%, 2015 - 2028	303,036	$316,840
Freddie Mac, 5%, 2017 - 2039	1,469,995	1,548,107
Freddie Mac, 6%, 2017 - 2038	234,937	253,796
Freddie Mac, 4.186%, 2019	146,000	147,529
Freddie Mac, 5.085%, 2019	162,000	174,993
Freddie Mac, 4.251%, 2020	70,000	70,854
Freddie Mac, 5.5%, 2024 - 2035	1,643,179	1,742,094
Freddie Mac, 5.25%, 2026	92,834	93,907
Freddie Mac, 6.5%, 2037	302,330	329,906
Ginnie Mae, 5.5%, 2033 - 2035	764,063	826,242
Ginnie Mae, 5.612%, 2058	341,965	371,081
Ginnie Mae, 6.357%, 2058	290,359	319,701

		$18,666,353

Municipals – 0.6%
California Educational Facilities Authority Rev. (Stanford University), 5.25%, 2040	$125,000	$150,583
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	585,000	678,916
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2028	270,000	320,458
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	65,000	77,302

		$1,227,259

Natural Gas - Distribution – 0.3%
AmeriGas Partners LP, 7.125%, 2016	$205,000	$203,975
Ferrellgas Partners LP, 8.625%, 2020	155,000	153,838
Inergy LP, 6.875%, 2014	240,000	235,200

		$593,013

Natural Gas - Pipeline – 0.5%
Atlas Pipeline Partners LP, 8.125%, 2015	$220,000	$207,900
Atlas Pipeline Partners LP, 8.75%, 2018	190,000	179,550
Crosstex Energy, Inc., 8.875%, 2018 (n)	120,000	118,200
El Paso Corp., 8.25%, 2016	125,000	129,375
El Paso Corp., 7%, 2017	155,000	151,400
El Paso Corp., 7.75%, 2032	75,000	70,462
MarkWest Energy Partners LP, 6.875%, 2014	175,000	166,688

		$1,023,575

Network & Telecom – 1.3%
Axtel S.A.B. de C.V., 9%, 2019 (n)	$526,000	$447,100
Cincinnati Bell, Inc., 8.75%, 2018	180,000	166,500
Citizens Communications Co., 9%, 2031	60,000	56,550
New Communications Holdings, Inc., 8.25%, 2017 (n)	40,000	39,600
New Communications Holdings, Inc., 8.5%, 2020 (n)	375,000	369,375
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	195,000	199,875
Qwest Communications International, Inc., 8%, 2015 (n)	65,000	65,163
Qwest Communications International, Inc., 7.125%, 2018 (n)	145,000	141,375
Qwest Corp., 8.375%, 2016	92,000	99,820
Telemar Norte Leste S.A., 9.5%, 2019 (n)	365,000	427,050
Windstream Corp., 8.625%, 2016	540,000	534,600

		$2,547,008

Oil Services – 0.3%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$165,000	$145,200
Basic Energy Services, Inc., 7.125%, 2016	55,000	46,750
Edgen Murray Corp., 12.25%, 2015 (n)	70,000	63,000
Expro Finance Luxembourg, 8.5%, 2016 (n)	105,000	101,850
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	125,000	121,250
Pioneer Drilling Co., 9.875%, 2018 (n)	120,000	118,800

		$596,850

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – 0.0%
Petroplus Holdings AG, 9.375%, 2019 (n)	$100,000	$92,000

Other Banks & Diversified Financials – 1.7%
Banco BMG S.A., 9.95%, 2019	$251,000	$267,959
Banco Votorantim S.A., 7.375%, 2020 (n)	442,000	450,840
Bank of China (Hong Kong) Ltd., 5.55%, 2020 (n)	385,000	382,320
Bank of Moscow Capital PLC, 6.699%, 2015 (n)	841,000	801,053
Capital One Financial Corp., 10.25%, 2039	195,000	209,625
Citigroup Capital XXI, FRN, 8.3%, 2057	235,000	224,425
Grupo Financiero BBVA Bancomer S.A. de C.V., 7.25%, 2020 (n)	436,000	428,643
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	215,000	168,775
Santander UK PLC, 8.963% to 2030, FRN to 2049	160,000	156,937
VTB Capital S.A., 6.465%, 2015 (n)	264,000	260,700

		$3,351,277

Printing & Publishing – 0.3%
American Media Operations, Inc., 9%, 2013 (p)(z)	$24,862	$16,005
American Media Operations, Inc., 14%, 2013 (p)(z)	254,343	144,672
McClatchy Co., 11.5%, 2017 (n)	75,000	75,375
Nielsen Finance LLC, 10%, 2014	255,000	259,144
Nielsen Finance LLC, 11.5%, 2016	65,000	68,900
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	18,000	16,650

		$580,746

Railroad & Shipping – 0.1%
Kansas City Southern Railway, 8%, 2015	$205,000	$205,000

Real Estate – 0.0%
CB Richard Ellis Group, Inc., 11.625%, 2017	$65,000	$72,475

Retailers – 0.9%
Couche-Tard, Inc., 7.5%, 2013	$40,000	$39,900
Dollar General Corp., 11.875%, 2017 (p)	115,000	131,100
Express Parent LLC, 8.75%, 2018 (n)	95,000	95,713
Limited Brands, Inc., 6.9%, 2017	110,000	109,450
Limited Brands, Inc., 6.95%, 2033	60,000	52,200
Macy’s, Inc., 5.75%, 2014	200,000	202,000
Macy’s, Inc., 5.9%, 2016	180,000	180,450
Neiman Marcus Group, Inc., 10.375%, 2015	240,000	236,400
QVC, Inc., 7.375%, 2020 (n)	120,000	116,400
Sally Beauty Holdings, Inc., 10.5%, 2016	85,000	90,100
Toys “R” Us, Inc., 10.75%, 2017 (n)	175,000	193,813
Toys “R” Us, Inc., 8.5%, 2017 (n)	260,000	268,450

		$1,715,976

Specialty Stores – 0.1%
Payless ShoeSource, Inc., 8.25%, 2013	$151,000	$151,378

Supermarkets – 0.0%
SUPERVALU, Inc., 8%, 2016	$50,000	$49,250

Supranational – 0.2%
Eurasian Development Bank, 7.375%, 2014 (n)	$434,000	$442,680

Telecommunications - Wireless – 1.6%
Clearwire Corp., 12%, 2015 (n)	$255,000	$247,350
Cricket Communications, Inc., 7.75%, 2016	135,000	137,025
Crown Castle International Corp., 9%, 2015	170,000	178,713
Crown Castle International Corp., 7.75%, 2017 (n)	90,000	95,400
Crown Castle International Corp., 7.125%, 2019	185,000	179,450
Digicel Group Ltd., 8.25%, 2017 (n)	160,000	156,800

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Digicel Group Ltd., 10.5%, 2018 (n)	$100,000	$101,250
Net Servicos de Comunicacao S.A., 7.5%, 2020	530,000	532,650
Nextel Communications, Inc., 6.875%, 2013	130,000	124,475
NII Holdings, Inc., 10%, 2016	140,000	149,800
Pontis Ltd., 6.25%, 2010 (n)	100,000	97,000
SBA Communications Corp., 8%, 2016 (n)	55,000	56,650
SBA Communications Corp., 8.25%, 2019 (n)	45,000	46,913
Sprint Capital Corp., 6.875%, 2028	85,000	70,656
Sprint Nextel Corp., 8.375%, 2017	200,000	196,500
Sprint Nextel Corp., 8.75%, 2032	250,000	238,125
Wind Acquisition Finance S.A., 12%, 2015 (n)	500,000	515,000

		$3,123,757

Telephone Services – 0.3%
Frontier Communications Corp., 8.125%, 2018	$165,000	$161,700
PT Bakrie Telecom Tbk., 11.5%, 2015 (z)	513,000	461,700

		$623,400

Tobacco – 0.1%
Alliance One International, Inc., 10%, 2016 (n)	$135,000	$137,700

Transportation - Services – 0.3%
American Petroleum Tankers LLC, 10.25%, 2015 (z)	$40,000	$39,600
Commercial Barge Line Co., 12.5%, 2017	255,000	269,025
Hertz Corp., 8.875%, 2014	225,000	226,125

		$534,750

U.S. Government Agencies and Equivalents – 0.6%
Aid-Egypt, 4.45%, 2015	$170,000	$185,258
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	25,000	24,000
Small Business Administration, 6.34%, 2021	289,709	314,543
Small Business Administration, 6.07%, 2022	242,855	263,217
Small Business Administration, 5.16%, 2028	279,086	298,735

		$1,085,753

U.S. Treasury Obligations – 5.3%
U.S. Treasury Bonds, 2.375%, 2010	$2,101,000	$2,112,326
U.S. Treasury Bonds, 1.25%, 2010	701,000	704,423
U.S. Treasury Bonds, 9.25%, 2016	47,000	64,328
U.S. Treasury Bonds, 5.25%, 2029	1,102,000	1,275,737
U.S. Treasury Bonds, 4.5%, 2039	454,200	475,065
U.S. Treasury Notes, 5.125%, 2011 (f)	495,000	519,866
U.S. Treasury Notes, 1.125%, 2012	18,000	18,136
U.S. Treasury Notes, 3.125%, 2013	305,000	321,394
U.S. Treasury Notes, 4%, 2014	18,000	19,547
U.S. Treasury Notes, 1.875%, 2014	2,385,000	2,398,230
U.S. Treasury Notes, 4%, 2015	297,000	323,382
U.S. Treasury Notes, 3.75%, 2018	2,086,000	2,184,597
U.S. Treasury Notes, 6.375%, 2027	106,000	137,800

		$10,554,831

Utilities - Electric Power – 1.4%
AES Corp., 8%, 2017	$555,000	$545,288
Calpine Corp., 8%, 2016 (n)	175,000	176,750
Colbun S.A., 6%, 2020 (n)	454,000	450,917
Dynegy Holdings, Inc., 7.5%, 2015	180,000	147,600
Dynegy Holdings, Inc., 7.5%, 2015 (n)	115,000	93,725
Dynegy Holdings, Inc., 7.75%, 2019	120,000	86,700
Edison Mission Energy, 7%, 2017	355,000	240,069
Energy Future Holdings Corp., 10%, 2020 (n)	425,000	422,875

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
NRG Energy, Inc., 7.375%, 2016	$300,000	$290,250
Texas Competitive Electric Holdings LLC, 10.25%, 2015	590,000	395,300

		$2,849,474

Total Bonds		$110,294,118

Common Stocks – 34.8%
Aerospace – 0.4%
Lockheed Martin Corp.	1,710	$136,663
Northrop Grumman Corp.	10,806	653,655

		$790,318

Automotive – 0.3%
Accuride Corp. (a)	35,636	$48,109
Ford Motor Co. (a)	28,890	338,880
Johnson Controls, Inc.	7,410	211,407

		$598,396

Biotechnology – 0.1%
Amgen, Inc. (a)	3,920	$202,978

Broadcasting – 0.2%
CBS Corp., “B”	25,470	$370,843
Dex One Corp. (a)	1,974	40,428
Supermedia, Inc. (a)	205	6,177

		$417,448

Brokerage & Asset Managers – 0.1%
Affiliated Managers Group, Inc. (a)	1,880	$134,702

Cable TV – 0.2%
Comcast Corp., “A”	8,910	$161,182
Time Warner Cable, Inc.	5,030	275,292

		$436,474

Chemicals – 0.7%
Celanese Corp.	5,120	$146,790
Dow Chemical Co.	15,474	416,405
LyondellBasell Industries N.V., “A” (a)	6,246	110,991
LyondellBasell Industries N.V., “B” (a)	8,257	146,149
PPG Industries, Inc.	8,200	525,374

		$1,345,709

Computer Software - Systems – 0.4%
Dupont Fabros Technology, Inc.	28,225	$720,867

Construction – 0.2%
Lennox International, Inc.	3,750	$167,813
Nortek, Inc. (a)	3,126	143,796

		$311,609

Consumer Products – 0.3%
Kimberly-Clark Corp.	1,913	$116,119
Newell Rubbermaid, Inc.	14,780	246,235
Procter & Gamble Co.	4,930	301,174

		$663,528

Consumer Services – 0.1%
Apollo Group, Inc., “A” (a)	2,160	$114,826

Electrical Equipment – 0.6%
General Electric Co.	62,342	$1,019,292
Tyco Electronics Ltd.	7,870	226,813

		$1,246,105

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 0.3%
Intel Corp.	19,067	$408,415
Jabil Circuit, Inc.	8,850	121,157

		$529,572

Energy - Independent – 0.1%
Apache Corp.	2,720	$243,549

Energy - Integrated – 2.2%
Chevron Corp.	18,615	$1,375,090
ConocoPhillips	3,900	202,254
Exxon Mobil Corp.	27,740	1,677,160
Hess Corp.	10,890	579,348
Marathon Oil Corp.	17,560	545,940

		$4,379,792

Food & Beverages – 0.5%
Archer Daniels Midland Co.	5,800	$146,566
Dr Pepper Snapple Group, Inc.	8,840	334,682
General Mills, Inc.	2,937	209,203
Herbalife Ltd.	4,090	184,664
Kraft Foods, Inc., “A”	6,470	185,042

		$1,060,157

Forest & Paper Products – 0.6%
Weyerhaeuser Co.	27,159	$1,156,430

Gaming & Lodging – 0.3%
Las Vegas Sands Corp. (a)	12,330	$289,508
Royal Caribbean Cruises Ltd. (a)	7,501	217,529

		$507,037

General Merchandise – 0.3%
Macy’s, Inc.	28,205	$626,433

Health Maintenance Organizations – 0.3%
Aetna, Inc.	8,660	$252,526
WellPoint, Inc. (a)	6,430	329,859

		$582,385

Insurance – 1.5%
ACE Ltd.	2,167	$106,530
Aflac, Inc.	5,360	237,448
Allied World Assurance Co. Holdings Ltd.	3,750	168,413
Chubb Corp.	3,880	194,931
Endurance Specialty Holdings Ltd.	10,060	373,226
MetLife, Inc.	17,662	715,134
Prudential Financial, Inc.	11,000	634,810
Travelers Cos., Inc.	11,410	564,453

		$2,994,945

Leisure & Toys – 0.2%
Activision Blizzard, Inc.	20,600	$221,450
Hasbro, Inc.	5,450	218,818

		$440,268

Machinery & Tools – 0.4%
Kennametal, Inc.	6,570	$185,340
Pitney Bowes, Inc.	19,520	441,933
Timken Co.	8,160	234,926

		$862,199

Major Banks – 2.7%
Bank of America Corp.	81,876	$1,288,728

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Bank of New York Mellon Corp.	11,900	$323,680
Goldman Sachs Group, Inc.	4,120	594,351
JPMorgan Chase & Co.	28,820	1,140,696
Morgan Stanley	17,690	479,576
PNC Financial Services Group, Inc.	7,100	445,525
Wells Fargo & Co.	38,560	1,106,286

		$5,378,842

Medical & Health Technology & Services – 0.3%
Cardinal Health, Inc.	7,120	$245,569
Lincare Holdings, Inc. (a)	4,270	199,921
McKesson Corp.	2,610	182,700

		$628,190

Medical Equipment – 0.1%
Medtronic, Inc.	4,500	$176,310

Metals & Mining – 0.3%
Cliffs Natural Resources, Inc.	3,230	$180,428
Nucor Corp.	3,470	149,384
United States Steel Corp.	3,560	168,068

		$497,880

Natural Gas - Distribution – 0.2%
NiSource, Inc.	25,860	$386,866

Natural Gas - Pipeline – 0.4%
El Paso Corp.	21,000	$238,140
Williams Cos., Inc.	27,759	548,240

		$786,380

Oil Services – 0.4%
Halliburton Co.	6,100	$151,463
National Oilwell Varco, Inc.	15,050	573,857

		$725,320

Other Banks & Diversified Financials – 0.7%
American Express Co.	18,080	$720,850
Citigroup, Inc. (a)	136,320	539,827
New York Community Bancorp, Inc.	8,210	131,771

		$1,392,448

Pharmaceuticals – 0.9%
Abbott Laboratories	3,910	$185,960
Johnson & Johnson	8,090	471,647
Merck & Co., Inc.	5,823	196,177
Pfizer, Inc.	63,250	963,298

		$1,817,082

Printing & Publishing – 0.1%
American Media, Inc. (a)	4,358	$26,668
Lamar Advertising Co., “A” (a)	6,370	187,724
World Color Press, Inc. (a)	829	9,534

		$223,926

Railroad & Shipping – 0.2%
CSX Corp.	5,970	$311,933

Real Estate – 15.0%
Alexandria Real Estate Equities, Inc., REIT	15,080	$988,946
Atrium European Real Estate Ltd.	50,645	248,409
AvalonBay Communities, Inc., REIT	7,157	701,815
BioMed Realty Trust, Inc., REIT	68,854	1,171,207

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Boston Properties, Inc., REIT	15,159	$1,162,392
CapLease, Inc., REIT	102,813	525,374
Digital Realty Trust, Inc., REIT	24,452	1,391,563
Douglas Emmett, Inc., REIT	23,710	367,031
Duke Realty Corp., REIT	46,848	556,554
Entertainment Property Trust, REIT	12,104	495,538
Equity Lifestyle Properties, Inc., REIT	14,130	731,934
Equity Residential, REIT	25,547	1,152,936
Federal Realty Investment Trust, REIT	13,412	988,464
HCP, Inc., REIT	27,507	876,373
Home Properties, Inc., REIT	18,774	912,980
Kimco Realty Corp., REIT	92,335	1,320,391
Lexington Corporate Properties Trust, REIT	69,238	429,968
Mack-Cali Realty Corp., REIT	21,461	707,784
Medical Properties Trust, Inc., REIT	135,201	1,291,170
Mercialys, REIT	6,615	187,845
Mid-America Apartment Communities, Inc., REIT	17,694	966,623
Nationwide Health Properties, Inc., REIT	22,916	813,289
Parkway Properties, Inc., REIT	30,843	519,705
Plum Creek Timber Co. Inc., REIT	26,738	936,365
Public Storage, Inc., REIT	21,262	1,970,775
SEGRO PLC, REIT	34,784	144,573
Simon Property Group, Inc., REIT	37,836	3,217,195
SL Green Realty Corp., REIT	12,279	764,859
Starwood Property Trust, Inc., REIT	24,490	446,453
Ventas, Inc., REIT	34,471	1,618,413
Vornado Realty Trust, REIT	26,794	2,081,358

		$29,688,282

Restaurants – 0.2%
Darden Restaurants, Inc.	10,962	$470,270

Special Products & Services – 0.0%
Mark IV Industries LLC, Common Units, “A” (a)	200	$8,300

Specialty Stores – 0.5%
Home Depot, Inc.	11,240	$380,586
Limited Brands, Inc.	22,040	547,914

		$928,500

Telephone Services – 1.2%
AT&T, Inc.	39,050	$948,915
CenturyTel, Inc.	8,694	298,465
Qwest Communications International, Inc.	64,320	337,037
Verizon Communications, Inc.	18,700	514,624
Virgin Media, Inc.	12,590	203,454

		$2,302,495

Tobacco – 0.3%
Philip Morris International, Inc.	3,120	$137,654
Reynolds American, Inc.	9,270	483,338

		$620,992

Trucking – 0.1%
United Parcel Service, Inc., “B”	2,900	$182,004

Utilities - Electric Power – 0.9%
Alliant Energy Corp.	4,530	$145,594
American Electric Power Co., Inc.	4,921	157,275
Constellation Energy Group, Inc.	4,240	150,011

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer			Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
DPL, Inc.			4,940	$123,698
Edison International			7,350	237,846
FirstEnergy Corp.			3,470	122,179
Integrys Energy Group, Inc.			4,470	202,133
PG&E Corp.			2,920	121,180
PPL Corp.			15,490	399,797
Public Service Enterprise Group, Inc.			7,240	221,761

				$1,881,474

Total Common Stocks				$68,773,221

Floating Rate Loans (g)(r) – 0.9%
Aerospace – 0.1%
Hawker Beechcraft Acquisition Co. LLC, Term Loan B, 10.5%, 2014			$103,813	$102,619

Automotive – 0.3%
Ford Motor Co., Term Loan B, 3.32%, 2013 (o)			$670,252	$624,052

Broadcasting – 0.2%
Gray Television, Inc., Term Loan B, 3.8%, 2014			$73,385	$68,493
Local TV Finance LLC, Term Loan B, 2.3%, 2013			13,615	12,230
Young Broadcasting, Inc., Term Loan B, 4.75%, 2012 (d)			157,214	146,504
Young Broadcasting, Inc., Term Loan B-1, 4.75%, 2012 (d)			145,505	135,592

				$362,819

Financial Institutions – 0.0%
American General Finance Corp., Term Loan, 7.25%, 2015			$29,643	$28,694

Gaming & Lodging – 0.0%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)			$302,859	$17,793

Printing & Publishing – 0.1%
Tribune Co., Term Loan B, 6.5%, 2014 (d)			$227,180	$132,760

Real Estate – 0.0%
Realogy Corp., Letter of Credit B, 3.29%, 2013			$21,313	$17,967
Realogy Corp., Term Loan B, 3.29%, 2013			79,162	66,733

				$84,700

Specialty Stores – 0.0%
Michaels Stores, Inc., Term Loan B, 2.69%, 2013			$99,868	$90,845

Utilities - Electric Power – 0.2%
TXU Corp., Term Loan B-2, 3.96%, 2014 (o)			$328,372	$252,260
TXU Corp., Term Loan B-3, 3.79%, 2014			188,863	144,244
				$396,504

Total Floating Rate Loans				$1,840,786

Preferred Stocks – 0.0%
Other Banks & Diversified Financials – 0.0%
Ally Financial, Inc., 7% (z)			109	$81,988

Convertible Bonds – 0.1%
Automotive – 0.1%
Accuride Corp., 7.5%, 2020			$50,909	$132,660

	Strike Price	First Exercise
Warrants – 0.0%
Printing & Publishing – 0.0%
World Color Press, Inc. (1 share for 1 warrant) (a)	$13.00	8/26/09	469	$2,345
World Color Press, Inc. (1 share for 1 warrant) (a)	$16.30	8/26/09	469	704

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Warrants – continued
Total Warrants		$3,049

Money Market Funds (v) – 7.6%
MFS Institutional Money Market Portfolio, 0.24%, at Net Asset Value	15,070,266	$15,070,266

Put Options Purchased – 0.0%
Real Estate – 0.0%
iShares Dow Jones U.S. Real Estate - June 2010 @ $35	$2,000	$10,000

Total Investments		$196,206,088

Other Assets, Less Liabilities – 0.9%		1,730,617

Net Assets – 100.0%		$197,936,705

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $24,668,717, representing 12.5% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Ally Financial, Inc., 7% (Preferred Stock)	12/29/08 - 3/12/10	$83,143	$81,988
American Media Operations, Inc., 9%, 2013	1/30/09 - 5/03/10	17,939	16,005
American Media Operations, Inc., 14%, 2013	3/01/09 - 11/02/09	156,689	144,672
American Petroleum Tankers LLC, 10.25%, 2015	5/06/10	38,888	39,600
ATP Oil & Gas Corp., 11.875%, 2015	5/10/10	47,022	39,250
Bonten Media Acquisition Co., 9%, 2015	6/01/09 - 12/01/09	274,318	147,239
Freescale Semiconductor, Inc., 9.25%, 2018	4/07/10	110,000	109,175
GWR Operating Partnership LLP, 10.875%, 2017	3/30/10	106,065	107,938
Gray Television, Inc., 10.5%, 2015	4/21/10	63,772	61,425
LBI Media, Inc., 8.5%, 2017	7/18/07	123,358	106,250
Local TV Finance LLC, 9.25%, 2015	11/09/07 - 9/08/08	245,045	193,219
MGM Mirage, 9%, 2020	3/09/10 - 3/29/10	142,087	140,350
ManTech International Corp., 7.25%, 2018	4/08/10 - 4/15/10	116,731	115,288
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10	68,097	59,850
PT Bakrie Telecom Tbk., 11.5%, 2015	4/30/10	513,000	461,700
USI Holdings Corp., 9.75%, 2015	4/26/07 - 6/08/07	198,834	186,550

Total Restricted Securities			$2,010,499
% of Net Assets			1.0%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Diversified Income Fund

Supplemental Information (Unaudited) 5/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

MFS Diversified Income Fund

Supplemental Information (Unaudited) 5/31/10 - continued

The following is a summary of the levels used as of May 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities
United States	$67,756,955	$234,084	$26,668	$68,017,707
Netherlands	257,140	—	—	257,140
Austria	248,409	—	—	248,409
France	187,845	—	—	187,845
United Kingdom	144,573	—	—	144,573
Canada	12,584	—	—	12,584
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	14,692,299	—	14,692,299
Non-U.S. Sovereign Debt	—	15,024,004	—	15,024,004
Municipal Bonds	—	1,227,259	—	1,227,259
Corporate Bonds	—	46,252,221	—	46,252,221
Residential Mortgage-Backed Securities	—	18,666,353	—	18,666,353
Commercial Mortgage-Backed Securities	—	522,239	—	522,239
Foreign Bonds	—	14,042,403	—	14,042,403
Floating Rate Loans	—	1,840,786	—	1,840,786
Mutual Funds	15,070,266	—	—	15,070,266

Total Investments	$83,677,772	$112,501,648	$26,668	$196,206,088

Other Financial Instruments
Futures	$(3,141)	$—	$—	$(3,141)
Forward Currency Contracts	—	53,861	—	53,861

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 2/28/10	$12,506
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	14,162
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 5/31/10	$26,668

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at May 31, 2010 is $14,162.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$191,123,827

Gross unrealized appreciation	$10,595,669
Gross unrealized depreciation	(5,513,408)

Net unrealized appreciation (depreciation)	$5,082,261

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Diversified Income Fund

Supplemental Information (Unaudited) 5/31/10 - continued

(3) Derivative Contracts at 5/31/10

Forward Foreign Currency Exchange Contracts at 5/31/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	UBS AG	393,135	6/14/10	$537,190	$483,329	$53,861

Futures Contracts Outstanding at 5/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr (Long)	USD	4	872,563	Sep-10	$986
U.S. Treasury Note 10 yr (Short)	USD	3	359,625	Sep-10	1,232

					$2,218

Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond (Long)	USD	4	490,625	Sep-10	$(5,295)
U.S. Treasury Note 5 yr (Long)	USD	10	1,166,719	Sep-10	(64)

					$(5,359)

At May 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	10,587,045	16,981,709	(12,498,488)	15,070,266

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,640	$15,070,266

MFS® Government Securities Fund

5/31/10
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Government Securities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10

Issuer	Shares/Par	Value ($)
Bonds – 91.9%
Agency - Other – 5.8%
Financing Corp., 10.7%, 2017	$14,360,000	$21,212,966
Financing Corp., 9.4%, 2018	11,750,000	16,334,004
Financing Corp., 9.8%, 2018	14,975,000	20,930,977
Financing Corp., 10.35%, 2018	15,165,000	22,370,544
Financing Corp., STRIPS, 0%, 2017	18,780,000	14,314,604

		$95,163,095

Asset-Backed & Securitized – 1.2%
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	$9,314,763	$8,813,573
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049	5,431,290	5,080,749
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.962%, 2051	5,341,614	5,381,642

		$19,275,964

Local Authorities – 0.5%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$4,855,000	$5,114,257
University of California Rev. (Build America Bonds), 5.77%, 2043	2,750,000	2,758,360
Utah Transit Authority Sales Tax Rev. (Build America Bonds), “B”, 5.937%, 2039	900,000	978,075

		$8,850,692

Mortgage-Backed – 48.9%
Fannie Mae, 4%, 2016	$722,538	$733,141
Fannie Mae, 4.35%, 2013	868,719	917,185
Fannie Mae, 4.374%, 2013	2,414,362	2,549,433
Fannie Mae, 4.5%, 2015 - 2029	39,151,835	41,403,285
Fannie Mae, 4.518%, 2013	573,503	605,015
Fannie Mae, 4.543%, 2013	2,606,110	2,759,167
Fannie Mae, 4.56%, 2015	2,249,726	2,394,670
Fannie Mae, 4.564%, 2015	738,943	785,596
Fannie Mae, 4.589%, 2014	2,220,003	2,369,053
Fannie Mae, 4.6%, 2014	1,738,958	1,854,016
Fannie Mae, 4.61%, 2014	5,669,724	6,050,244
Fannie Mae, 4.62%, 2015	3,214,888	3,433,082
Fannie Mae, 4.665%, 2015	1,519,916	1,625,113
Fannie Mae, 4.67%, 2019	1,180,000	1,245,831
Fannie Mae, 4.69%, 2015	1,238,580	1,325,705
Fannie Mae, 4.7%, 2015	2,250,312	2,408,715
Fannie Mae, 4.73%, 2012	2,647,112	2,804,365
Fannie Mae, 4.74%, 2015	1,724,510	1,848,542
Fannie Mae, 4.77%, 2012 - 2014	2,192,870	2,341,990
Fannie Mae, 4.78%, 2015	1,875,698	2,011,363
Fannie Mae, 4.79%, 2012 - 2015	2,391,198	2,550,003
Fannie Mae, 4.791%, 2012	898,159	947,228
Fannie Mae, 4.81%, 2015	1,616,713	1,743,283
Fannie Mae, 4.815%, 2015	1,968,000	2,114,343
Fannie Mae, 4.82%, 2014 - 2015	5,020,603	5,403,959
Fannie Mae, 4.83%, 2019	1,638,750	1,748,628
Fannie Mae, 4.839%, 2014	8,221,599	8,821,034
Fannie Mae, 4.845%, 2013	3,588,488	3,828,172
Fannie Mae, 4.85%, 2015	1,387,790	1,493,771
Fannie Mae, 4.87%, 2015	1,323,311	1,423,767
Fannie Mae, 4.872%, 2014	5,439,698	5,800,425
Fannie Mae, 4.875%, 2019	5,394,257	5,828,776
Fannie Mae, 4.88%, 2020	1,110,451	1,194,540
Fannie Mae, 4.89%, 2015	1,225,430	1,320,819
Fannie Mae, 4.92%, 2014	874,345	934,139
Fannie Mae, 4.921%, 2015	5,566,738	6,011,470
Fannie Mae, 4.935%, 2014	755,009	811,727

1

MFS Government Securities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 4.94%, 2019	433,593	$465,753
Fannie Mae, 4.989%, 2017	4,538,451	4,899,576
Fannie Mae, 5%, 2013 - 2039	67,247,714	70,887,784
Fannie Mae, 5.05%, 2017 - 2019	3,089,156	3,353,335
Fannie Mae, 5.06%, 2013 - 2017	3,283,793	3,521,303
Fannie Mae, 5.09%, 2016	600,000	652,708
Fannie Mae, 5.1%, 2014 - 2015	3,190,675	3,458,610
Fannie Mae, 5.145%, 2013	2,228,706	2,402,362
Fannie Mae, 5.161%, 2018	828,670	905,769
Fannie Mae, 5.19%, 2020	2,011,641	2,159,825
Fannie Mae, 5.27%, 2016	650,000	710,891
Fannie Mae, 5.3%, 2017	768,361	844,573
Fannie Mae, 5.37%, 2013 - 2018	3,768,283	4,083,727
Fannie Mae, 5.38%, 2017	2,028,215	2,239,902
Fannie Mae, 5.424%, 2016	4,427,382	4,884,977
Fannie Mae, 5.466%, 2015	5,394,285	5,943,230
Fannie Mae, 5.5%, 2017 - 2038	175,829,603	188,105,358
Fannie Mae, 5.503%, 2011	1,743,000	1,832,330
Fannie Mae, 5.507%, 2017	1,482,044	1,649,176
Fannie Mae, 5.6%, 2019	1,494,056	1,655,071
Fannie Mae, 5.68%, 2018	1,142,996	1,264,651
Fannie Mae, 5.725%, 2016	3,753,348	4,148,964
Fannie Mae, 6%, 2017 - 2037	60,516,813	65,578,604
Fannie Mae, 6.005%, 2012	1,157,427	1,222,663
Fannie Mae, 6.022%, 2010	1,600,000	1,630,952
Fannie Mae, 6.088%, 2011	2,736,000	2,857,576
Fannie Mae, 6.26%, 2012	364,387	389,887
Fannie Mae, 6.5%, 2016 - 2037	20,632,981	22,662,288
Fannie Mae, 7.5%, 2024 - 2031	474,820	535,476
Freddie Mac, 4.186%, 2019	2,800,000	2,829,320
Freddie Mac, 4.251%, 2020	3,106,000	3,143,901
Freddie Mac, 4.375%, 2015	2,448,594	2,508,656
Freddie Mac, 4.5%, 2015 - 2028	19,264,770	20,090,755
Freddie Mac, 5%, 2016 - 2039	45,087,931	47,278,383
Freddie Mac, 5.085%, 2019	6,865,000	7,415,605
Freddie Mac, 5.5%, 2021 - 2036	72,450,774	76,916,551
Freddie Mac, 6%, 2017 - 2038	42,586,414	46,049,666
Freddie Mac, 6.5%, 2016 - 2038	7,685,860	8,377,811
Ginnie Mae, 4%, 2032	628,975	645,446
Ginnie Mae, 5.5%, 2033 - 2038	31,641,766	34,100,736
Ginnie Mae, 5.612%, 2058	12,763,331	13,850,065
Ginnie Mae, 6.357%, 2058	6,878,440	7,573,538

		$809,169,349

Municipals – 3.3%
California Educational Facilities Authority Rev. (Stanford University), 5.25%, 2040	$5,315,000	$6,402,768
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	12,420,000	14,413,907
Harris County, TX, “C”, AGM, 5.25%, 2027	8,275,000	9,653,450
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2028	7,075,000	8,397,176
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	5,080,000	6,083,046
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	5,515,000	6,812,955
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	2,465,000	2,931,526

		$54,694,828

2

MFS Government Securities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – 4.0%
Aid-Egypt, 4.45%, 2015	$6,204,000	$6,760,809
Empresa Energetica Cornito Ltd., 6.07%, 2010	826,000	833,203
Farmer Mac, 5.5%, 2011 (n)	11,110,000	11,696,341
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	1,106,000	1,061,760
Small Business Administration, 9.25%, 2010	6,510	6,554
Small Business Administration, 9.7%, 2010	2,552	2,609
Small Business Administration, 9.3%, 2010	10,318	10,659
Small Business Administration, 8.625%, 2011	21,747	22,212
Small Business Administration, 8.8%, 2011	14,938	15,395
Small Business Administration, 6.35%, 2021	1,505,144	1,633,408
Small Business Administration, 6.34%, 2021	1,883,107	2,044,529
Small Business Administration, 6.44%, 2021	1,783,406	1,937,578
Small Business Administration, 6.625%, 2021	1,857,129	2,025,260
Small Business Administration, 6.07%, 2022	1,762,433	1,910,203
Small Business Administration, 4.98%, 2023	1,858,954	1,960,368
Small Business Administration, 4.89%, 2023	4,647,187	4,980,073
Small Business Administration, 4.77%, 2024	3,784,260	4,005,498
Small Business Administration, 5.52%, 2024	2,919,754	3,131,737
Small Business Administration, 4.99%, 2024	3,291,645	3,494,616
Small Business Administration, 4.86%, 2024	2,441,354	2,594,006
Small Business Administration, 4.86%, 2025	3,917,840	4,167,182
Small Business Administration, 5.11%, 2025	3,265,827	3,477,306
U.S. Department of Housing & Urban Development, 6.36%, 2016	7,000,000	7,423,682
U.S. Department of Housing & Urban Development, 6.59%, 2016	1,340,000	1,349,333

		$66,544,321

U.S. Treasury Obligations – 28.2%
U.S. Treasury Bonds, 7.5%, 2016	$3,421,000	$4,413,090
U.S. Treasury Bonds, 6.25%, 2023	1,445,000	1,815,281
U.S. Treasury Bonds, 6%, 2026	5,933,000	7,384,734
U.S. Treasury Bonds, 6.75%, 2026	6,811,000	9,137,379
U.S. Treasury Bonds, 5.25%, 2029	38,818,000	44,937,891
U.S. Treasury Bonds, 6.25%, 2030	3,166,000	4,121,242
U.S. Treasury Bonds, 5%, 2037	4,133,000	4,690,955
U.S. Treasury Bonds, 4.5%, 2039	26,512,600	27,730,536
U.S. Treasury Notes, 0.75%, 2011	45,000,000	45,068,535
U.S. Treasury Notes, 1.125%, 2012	12,294,000	12,386,684
U.S. Treasury Notes, 1.375%, 2013	16,769,000	16,873,806
U.S. Treasury Notes, 3.625%, 2013	5,523,000	5,910,902
U.S. Treasury Notes, 3.375%, 2013	2,594,000	2,756,934
U.S. Treasury Notes, 3.125%, 2013	48,289,000	50,884,534
U.S. Treasury Notes, 4%, 2014	2,232,000	2,423,814
U.S. Treasury Notes, 1.875%, 2014	85,109,000	85,581,100
U.S. Treasury Notes, 2.625%, 2014	16,750,000	17,283,906
U.S. Treasury Notes, 4%, 2015	13,740,000	14,960,497
U.S. Treasury Notes, 2.625%, 2016	4,787,000	4,816,545
U.S. Treasury Notes, 4.75%, 2017	11,447,000	12,960,156
U.S. Treasury Notes, 3.75%, 2018	82,664,000	86,571,197
U.S. Treasury Notes, 6.375%, 2027	2,309,000	3,001,700

		$465,711,418

Total Bonds		$1,519,409,667

Money Market Funds (v) – 10.6%
MFS Institutional Money Market Portfolio, 0.24%, at Net Asset Value	175,823,010	$175,823,010

3

MFS Government Securities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Total Investments	$1,695,232,677

Other Assets, Less Liabilities – (2.5)%	(41,748,353)

Net Assets – 100.0%	$1,653,484,324

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $12,758,101 representing 0.8% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Insurers
AGM	Assured Guaranty Municipal

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Government Securities Fund

Supplemental Information (Unaudited) 5/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of May 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$627,418,834	$—	$627,418,834
Municipal Bonds	—	54,694,828	—	54,694,828
Corporate Bonds	—	8,850,692		8,850,692
Residential Mortgage-Backed Securities	—	809,169,349	—	809,169,349
Commercial Mortgage-Backed Securities	—	19,275,964	—	19,275,964
Mutual Funds	175,823,010	—	—	175,823,010

Total Investments	$175,823,010	$1,519,409,667	$—	$1,695,232,677

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,614,970,604

Gross unrealized appreciation	$80,485,217
Gross unrealized depreciation	(223,144)

Net unrealized appreciation (depreciation)	$80,262,073

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

MFS Government Securities Fund

Supplemental Information (Unaudited) 5/31/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	154,222,839	168,219,460	(146,619,289)	175,823,010

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$68,943	$175,823,010

6

MFS® Global Real Estate Fund

5/31/10
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS Global Real Estate Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10

Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Computer Software - Systems – 1.7%
Dupont Fabros Technology, Inc.	111,069	$2,836,702

Forest & Paper Products – 1.7%
Weyerhaeuser Co.	67,994	$2,895,185

Real Estate – 95.8%
Alexandria Real Estate Equities, Inc., REIT	19,690	$1,291,270
Atrium European Real Estate Ltd.	858,079	4,208,798
Beni Stabili S.p.A.	719,779	514,083
Big Yellow Group PLC, REIT (a)	186,659	844,148
BioMed Realty Trust, Inc., REIT	248,836	4,232,700
Boston Properties, Inc., REIT	23,708	1,817,929
BR Malls Participacoes S.A.	263,149	3,352,125
British Land Co. PLC, REIT	319,073	2,086,826
CapitaLand Ltd.	1,024,606	2,619,783
CapLease, Inc., REIT	386,241	1,973,692
CFS Retail Property Trust, REIT	1,845,595	3,003,121
Corio N.V., REIT	54,084	2,589,941
Digital Realty Trust, Inc., REIT	61,791	3,516,526
Douglas Emmett, Inc., REIT	76,275	1,180,737
Duke Realty Corp., REIT	73,344	871,327
Entertainment Property Trust, REIT	67,042	2,744,699
Equity Lifestyle Properties, Inc., REIT	50,957	2,639,573
Equity Residential, REIT	22,723	1,025,489
Federal Realty Investment Trust, REIT	13,010	958,837
Hammerson PLC, REIT	602,933	3,155,030
Hang Lung Properties Ltd.	681,896	2,399,562
HCP, Inc., REIT	41,499	1,322,158
Home Properties, Inc., REIT	55,409	2,694,540
Japan Retail Fund Investment Corp., REIT	2,771	3,320,639
Kimco Realty Corp., REIT	93,064	1,330,815
Klepierre, REIT	60,361	1,624,277
Land Securities Group PLC	305,875	2,670,602
Lexington Corporate Properties Trust, REIT	273,056	1,695,678
Link, REIT	2,775,834	6,687,898
Mack-Cali Realty Corp., REIT	67,558	2,228,063
Macquarie Goodman Group	6,155,214	3,269,360
Medical Properties Trust, Inc., REIT	229,480	2,191,534
Mercialys	81,746	2,321,328
Mid-America Apartment Communities, Inc., REIT	52,599	2,873,483
Mitsubishi Estate Co. Ltd.	329,570	5,030,802
Mitsui Fudosan Co. Ltd.	314,726	4,793,851
Nationwide Health Properties, Inc., REIT	24,580	872,344
Nippon Building Fund, Inc., REIT	515	4,170,864
NTT Urban Development Corp.	1,501	1,260,099
Parkway Properties, Inc., REIT	137,585	2,318,307
Plum Creek Timber Co. Inc., REIT	64,684	2,265,234
PSP Swiss Property AG	41,902	2,311,272
Public Storage, Inc., REIT	38,233	3,543,817
SEGRO PLC, REIT	1,122,017	4,663,457
Simon Property Group, Inc., REIT	84,104	7,151,363
SL Green Realty Corp., REIT	15,505	965,806
Starwood Property Trust, Inc., REIT	87,047	1,586,867
Stockland, IEU	1,353,647	4,439,500
Sun Hung Kai Properties Ltd.	553,243	7,297,089
Tokyo Tatemono Co. Ltd.	302,652	1,125,915
Unibail-Rodamco	37,125	5,793,715

1

MFS Global Real Estate Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Ventas, Inc., REIT	55,244	$2,593,706
Vornado Realty Trust, REIT	48,824	3,792,648
Westfield Group, REIT	867,477	9,317,651
Wharf Holdings Ltd.	491,132	2,447,334

		$158,998,212

Total Common Stocks		$164,730,099

Money Market Funds (v) – 0.8%
MFS Institutional Money Market Portfolio, 0.24%, at Net Asset Value	1,255,543	$1,255,543

Total Investments		$165,985,642

Other Assets, Less Liabilities – 0.0%		20,797

Net Assets – 100.0%		$166,006,439

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Global Real Estate Fund

Supplemental Information (Unaudited) 5/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of May 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$164,730,099	$—	$—	$164,730,099
Mutual Funds	1,255,543	—	—	1,255,543

Total Investments	$165,985,642	$—	$—	$165,985,642

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$140,234,176

Gross unrealized appreciation	$30,857,910
Gross unrealized depreciation	(5,106,444)

Net unrealized appreciation (depreciation)	$25,751,466

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

MFS Global Real Estate Fund

Supplemental Information (Unaudited) 5/31/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,900,846	14,778,417	(18,423,720)	1,255,543

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,577	$1,255,543

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2010, are as follows:

United States	40.7%
Australia	12.1%
Japan	11.9%
Hong Kong	11.3%
United Kingdom	8.1%
France	5.8%
Austria	2.5%
Brazil	2.0%
Singapore	1.6%
Other Countries	4.0%

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIII

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: July 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: July 19, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 19, 2010

*	Print name and title of each signing officer under his or her signature.